Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE QM U.S. BOND INDEX FUND, INC.
Entity Central Index Key	0001120924
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005563
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	Investor Class
Trading Symbol	PBDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Investor Class	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 2,389,066,000
Holdings Count | Holding	1,605
InvestmentCompanyPortfolioTurnover	37.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,389,066
Number of Portfolio Holdings	1,605

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	33.5%
U.S. Government & Agency Mortgage-Backed Securities	25.9
Corporate Bonds	25.4
Asset-Backed Securities	6.2
Non-U.S. Government Mortgage-Backed Securities	5.0
Foreign Government Obligations & Municipalities	1.5
Municipal Securities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	22.1%
Federal National Mortgage Assn.	12.0
U.S. Treasury Bonds	11.4
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	4.6
Federal Home Loan Mortgage Multifamily Structured PTC	1.9
UMBS	1.8
Benchmark Mortgage Trust	0.6
Carvana Auto Receivables Trust	0.5
Bank of America	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222343
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	I Class
Trading Symbol	TSBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - I Class	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 2,389,066,000
Holdings Count | Holding	1,605
InvestmentCompanyPortfolioTurnover	37.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,389,066
Number of Portfolio Holdings	1,605

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	33.5%
U.S. Government & Agency Mortgage-Backed Securities	25.9
Corporate Bonds	25.4
Asset-Backed Securities	6.2
Non-U.S. Government Mortgage-Backed Securities	5.0
Foreign Government Obligations & Municipalities	1.5
Municipal Securities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	22.1%
Federal National Mortgage Assn.	12.0
U.S. Treasury Bonds	11.4
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	4.6
Federal Home Loan Mortgage Multifamily Structured PTC	1.9
UMBS	1.8
Benchmark Mortgage Trust	0.6
Carvana Auto Receivables Trust	0.5
Bank of America	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222342
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	Z Class
Trading Symbol	TSBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 2,389,066,000
Holdings Count | Holding	1,605
InvestmentCompanyPortfolioTurnover	37.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,389,066
Number of Portfolio Holdings	1,605

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	33.5%
U.S. Government & Agency Mortgage-Backed Securities	25.9
Corporate Bonds	25.4
Asset-Backed Securities	6.2
Non-U.S. Government Mortgage-Backed Securities	5.0
Foreign Government Obligations & Municipalities	1.5
Municipal Securities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	22.1%
Federal National Mortgage Assn.	12.0
U.S. Treasury Bonds	11.4
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	4.6
Federal Home Loan Mortgage Multifamily Structured PTC	1.9
UMBS	1.8
Benchmark Mortgage Trust	0.6
Carvana Auto Receivables Trust	0.5
Bank of America	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless